Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) Companies shares	Dec. 31, 2018 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,063,246	₩ 1,911,311
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 1,870,293	1,721,995
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	12
Investments in joint ventures	₩ 41,436	₩ 43,508
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,235,682	₩ 1,041,600
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 376,410	₩ 363,506
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares	1,221,586,532
Ownership (%)	20.00%	20.00%
Investments in joint ventures		₩ 24,832
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 115,641	₩ 133,449
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 88,935	₩ 88,391
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	4.00%	4.00%
Investments in joint ventures	₩ 12,189	₩ 26,709
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	594,173
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	346,278
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 192,953	₩ 189,316
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 182,648	₩ 180,192
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	8
Investments in joint ventures	₩ 10,305	₩ 9,124
Domestic [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 115,680